Operating Revenues - Summary of Operating Revenues (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Services provided	₩ 19,898,725	₩ 19,935,865	₩ 19,455,693
Sale of goods	3,360,816	2,819,141	2,755,980
Others	287,388	365,872	488,183
Operating revenue	₩ 23,546,929	₩ 23,120,878	₩ 22,699,856